Net Loss Per Common Share - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)	1	1	1
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)	1	1	1
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (5,000)	$ (713,794)	$ (2,134,199)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (5,000)	$ (713,794)	$ (2,134,199)
Adagio Medical Inc
Net loss attributable to common stockholders			$ (14,478)	$ (17,824)	$ (38,146)	$ (23,673)
Net loss attributable to common stockholders			$ (14,478)	$ (17,824)	$ (38,146)	$ (23,673)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)			779,908	758,942	759,814	751,568
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)			779,908	758,942	759,814	751,568
Net loss per share attributable to common stockholders - basic (in dollars per share)			$ (18.56)	$ (23.49)	$ (50.20)	$ (31.50)
Net loss per share attributable to common stockholders - diluted (in dollars per share)			$ (18.56)	$ (23.49)	$ (50.20)	$ (31.50)